[LOGO] KEMPER FUNDS

Annual Report
--------------------------------------------------------------------------------

April 30, 2000



                                                           Premium Reserve Money
                                                                   Market Shares

                                                             Institutional Money
                                                                   Market Shares

Dear Shareholder:

We appreciate your decision to invest in Kemper Funds. To provide you with an update of holdings, on the following pages you'll find the Money Market Portfolio's annual report for the year ended April 30, 2000. Included are financial highlights for the following share classes:

    o Premium Reserve Money Market Shares
      (formerly Retail Shares)
    o Institutional Money Market Shares

Briefly, for the year ending April 30, 2000 the Portfolio registered performance and achieved its stated objective of providing maximum current income while maintaining stability of principal.

Portfolio Results
As of April 30, 2000
-----------------------------------------------------------------------------
                                                       Annualized Net Yield
-----------------------------------------------------------------------------
                                                    12-Month     SEC 7-Day
-----------------------------------------------------------------------------
Premium Reserve
Money Market Shares                                   5.31%        5.71%
-----------------------------------------------------------------------------
Institutional Money
Market Shares                                         5.58%        6.08%
-----------------------------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Lead Portfolio Manager

June 5, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Fund's net yield is the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at April 30, 2000
                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio

Corporate Obligations -- 83.3%
------------------------------------------------------------------------------------------------------------------------
Banking -- 4.8%
Allfirst Bank
   6.10%*, 5/16/2000                                                                   $   45,000,000 $   44,990,582
------------------------------------------------------------------------------------------------------------------------
Banc One Australia
   6.07%-6.22%, 6/7/2000-6/19/2000                                                         35,000,000     34,740,936
------------------------------------------------------------------------------------------------------------------------
Bank One Corp.
   6.18%-6.32%*, 5/4/2000-7/5/2000                                                         35,000,000     34,994,422
------------------------------------------------------------------------------------------------------------------------
COFCO Capital Corp.
   6.22%-6.23%, 6/19/2000-6/22/2000                                                        70,000,000     69,396,163
------------------------------------------------------------------------------------------------------------------------
Comerica Bank
   6.05%*, 5/14/2000                                                                       40,000,000     39,979,770
------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC
   6.13%*, 6/14/2000                                                                       40,000,000     39,997,581
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.
   6.06%, 5/18/2000                                                                        50,000,000     49,857,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                         313,957,079
------------------------------------------------------------------------------------------------------------------------
Business Loans -- 26.8%

Associates First Capital
   6.07%, 5/23/2000                                                                        50,000,000     49,815,750
------------------------------------------------------------------------------------------------------------------------
Corporate Asset Funding
   6.09%, 5/25/2000                                                                        50,000,000     49,798,667
------------------------------------------------------------------------------------------------------------------------
Corporate Receivables Corp.
   6.13%-6.16%, 6/7/2000-6/19/2000                                                        100,000,000     99,274,292
------------------------------------------------------------------------------------------------------------------------
Delaware Funding Corp.
   6.15%, 6/21/2000                                                                        40,000,000     39,656,033
------------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   6.16%-6.20%, 5/24/2000-6/19/2000                                                        70,000,000     69,505,556
------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
   6.09%-6.11%, 5/16/2000-5/22/2000                                                        98,040,000     97,742,332
------------------------------------------------------------------------------------------------------------------------
International Securitization Corp.
   6.10%-6.39%, 5/24/2000-8/10/2000                                                        86,107,000     85,262,514


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
Intrepid Funding Corp.
   6.21%-6.22%, 6/13/2000-6/19/2000                                                    $  100,000,000 $   99,217,403
------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
   6.19%-6.33%, 6/1/2000-7/24/2000                                                         61,294,000     60,771,830
------------------------------------------------------------------------------------------------------------------------
Monte Rosa Capital Corp.
   6.08%, 5/12/2000                                                                        44,888,000     44,805,020
------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.
   6.14%-6.15%, 6/5/2000-6/9/2000                                                          71,133,000     70,677,558
------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables
   6.12%, 5/5/2000                                                                         40,000,000     39,972,978
------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   6.09%-6.11%, 5/11/2000-5/22/2000                                                       100,000,000     99,739,375
------------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp.
   6.07%-6.14%, 5/8/2000-6/14/2000                                                         96,121,000     95,852,000
------------------------------------------------------------------------------------------------------------------------
Receivables Capital Corp.
   6.14%-6.15%, 6/14/2000-6/19/2000                                                       100,000,000     99,214,597
------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   6.08%-6.13%, 5/1/2000-5/22/2000                                                        113,875,000    113,666,184
------------------------------------------------------------------------------------------------------------------------
SMM Trust 1999-A
   6.15%-6.40%*, 5/13/2000-7/15/2000                                                      105,000,000    105,000,000
------------------------------------------------------------------------------------------------------------------------
Stellar Funding Group
   6.08%-6.16%, 5/10/2000-6/5/2000                                                         60,539,000     60,309,905
------------------------------------------------------------------------------------------------------------------------
Sweetwater Capital Corp.
   6.10%-6.25%, 5/2/2000-5/30/2000                                                        105,171,000    104,909,961
------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.
   6.08%-6.13%, 5/23/2000-6/5/2000                                                        102,495,000    102,088,391
------------------------------------------------------------------------------------------------------------------------
WCP Funding, Inc.
   6.14%, 6/7/2000                                                                        100,000,000     99,374,083
------------------------------------------------------------------------------------------------------------------------
Wood Street Funding Corp.
   6.06%-6.07%, 5/1/2000-5/19/2000                                                         67,342,000     67,250,938
------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,753,905,367
------------------------------------------------------------------------------------------------------------------------
Capital, Auto, and Equipment Lending-- 12.2%

Ace Overseas Corp.
   6.11%-6.29%, 5/15/2000-7/17/2000                                                       124,750,000    123,580,491
------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.
   6.14%, 6/19/2000                                                                        30,000,000     29,997,997


    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------

Atlantis One Funding
   6.08%-6.12%, 5/25/2000-5/26/2000                                                    $  100,000,000 $   99,588,771
------------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding
   6.26%-6.50%, 7/17/2000-9/25/2000                                                       100,500,000     98,793,099
------------------------------------------------------------------------------------------------------------------------
Chrysler Financing Company, LLC
   6.09%*, 5/16/2000                                                                       13,000,000     13,008,589
------------------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.11%*, 5/1/2000                                                                        43,000,000     42,973,152
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.
   6.06%-6.27%*, 5/18/2000-6/30/2000                                                       65,000,000     64,991,405
------------------------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
   6.24%, 6/29/2000                                                                        17,566,000     17,389,233
------------------------------------------------------------------------------------------------------------------------
Scaldis Capital, LLC
   6.08%-6.50%, 5/15/2000-9/20/2000                                                       100,760,000     99,898,804
------------------------------------------------------------------------------------------------------------------------
Superior Funding Capital
   6.10%-6.16%, 5/5/2000-6/1/2000                                                          99,579,000     99,333,099
------------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.
   6.05%, 5/9/2000                                                                        100,000,000     99,865,778
------------------------------------------------------------------------------------------------------------------------
Xerox Capital Corp.
   6.07%*, 5/8/2000                                                                        10,000,000      9,997,777
------------------------------------------------------------------------------------------------------------------------
                                                                                                         799,418,195
------------------------------------------------------------------------------------------------------------------------
Captive Business Lending -- 2.6%

California Pollution Control Financing Authority
   6.06%, 5/12/2000                                                                        34,750,000     34,750,000
------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.
   6.20%*, 5/3/2000-5/4/2000                                                               83,882,000     83,882,000
------------------------------------------------------------------------------------------------------------------------
Pemex Capital Inc.
   6.25%, 7/5/2000                                                                         50,000,000     49,444,792
------------------------------------------------------------------------------------------------------------------------
                                                                                                         168,076,792
------------------------------------------------------------------------------------------------------------------------
Consumer Lending -- 2.3%

American Home Products Corp.
   5.97%*, 5/10/2000                                                                       50,000,000     50,000,000
------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corporation of Pennsylvania
   6.21%, 5/2/2000                                                                         30,000,000     29,994,849

    The accompanying notes are an integral part of the financial statements.

                                       4

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------

Household Finance, Corp.
   6.20%-6.34%*, 5/1/2000-5/4/2000                                                     $   72,000,000 $   72,008,481
------------------------------------------------------------------------------------------------------------------------
                                                                                                         152,003,330
------------------------------------------------------------------------------------------------------------------------
Consumer Products and Services -- 2.5% Anheuser-Busch Inc.
   5.92%*, 5/16/2000                                                                       40,000,000     39,995,469
------------------------------------------------------------------------------------------------------------------------
China Merchandise Inc.
   6.08%, 5/24/2000                                                                        35,000,000     34,864,715
------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.
   6.13%, 6/12/2000                                                                        50,000,000     49,645,917
------------------------------------------------------------------------------------------------------------------------
SK Global America
   6.08%, 5/23/2000                                                                        40,000,000     39,852,111
------------------------------------------------------------------------------------------------------------------------
                                                                                                         164,358,212
------------------------------------------------------------------------------------------------------------------------
Diversified Finance -- 16.8%

Alpine Securitization Corp.
   6.08%-6.20%, 5/10/2000-6/13/2000                                                       100,000,000     99,558,875
------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.
   6.29%, 6/6/2000                                                                         50,000,000     49,687,500
------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.
   6.07%, 5/23/2000                                                                        60,000,000     59,778,533
------------------------------------------------------------------------------------------------------------------------
CXC, Inc.
   6.09%, 5/24/2000                                                                       100,000,000     99,614,111
------------------------------------------------------------------------------------------------------------------------
Enterprise Capital Funding Corp.
   6.09%, 5/17/2000                                                                        66,787,000     66,607,417
------------------------------------------------------------------------------------------------------------------------
Four Winds Funding Corp.
   6.24%-6.25%, 6/27/2000                                                                  55,000,000     54,464,439
------------------------------------------------------------------------------------------------------------------------
Galaxy Funding
   6.17%-6.26%, 5/17/2000-7/10/2000                                                       111,000,000    110,596,031
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.
   6.26%, 7/7/2000                                                                         50,000,000     49,427,243
------------------------------------------------------------------------------------------------------------------------
Giro Funding US Corp.
   6.01%, 5/1/2000                                                                         24,366,000     24,366,000
------------------------------------------------------------------------------------------------------------------------
Knight Ridder Inc.
   6.17%, 6/5/2000                                                                         25,915,000     25,761,562
------------------------------------------------------------------------------------------------------------------------
Moat Funding LLC
   6.08%-6.24%, 5/24/2000-7/6/2000                                                         75,307,000     74,794,465

    The accompanying notes are an integral part of the financial statements.

                                       5

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------

Norwest Financial Inc.
   6.15%*, 5/7/2000                                                                    $   25,000,000 $   24,994,799
------------------------------------------------------------------------------------------------------------------------
Petrobras, Inc. Finance Co.
   6.05%-6.30%, 5/12/2000-6/13/2000                                                        80,000,000     79,697,149
------------------------------------------------------------------------------------------------------------------------
Private Export Funding
   6.25%, 7/10/2000                                                                        30,000,000     29,641,833
------------------------------------------------------------------------------------------------------------------------
Sinochem America Corp.
   5.96%-6.16%, 5/4/2000-6/9/2000                                                          49,300,000     49,157,709
------------------------------------------------------------------------------------------------------------------------
Toronto Dominion
   6.14%, 6/19/2000                                                                       100,000,000    100,000,000
------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.
   6.07%-6.19%, 5/23/2000-6/19/2000                                                       100,000,000     99,302,583
------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,097,450,249
------------------------------------------------------------------------------------------------------------------------
Financial Services -- 11.6%

Asset Portfolio Funding
   6.21%-6.44%, 6/15/2000-9/19/2000                                                        87,624,000     86,318,397
------------------------------------------------------------------------------------------------------------------------
Associates Corp.
   6.03%*, 5/17/2000                                                                       75,000,000     74,947,758
------------------------------------------------------------------------------------------------------------------------
Forrestal Funding Master
   6.12%, 5/23/2000                                                                        97,553,000     97,189,940
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, L.P.
   6.13%*, 5/1/2000-5/3/2000                                                              105,000,000    105,000,000
------------------------------------------------------------------------------------------------------------------------
Louis Dreyfus
   6.14%, 5/10/2000                                                                        10,000,000      9,984,750
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
   6.11%*-6.14%, 5/22/2000-5/30/2000                                                      110,000,000    109,989,318
------------------------------------------------------------------------------------------------------------------------
National Rural Utility
   6.14%-6.13%*, 5/2/2000-6/25/2000                                                        35,000,000     34,999,267
------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings
   6.09%, 5/26/2000                                                                       100,000,000     99,579,862
------------------------------------------------------------------------------------------------------------------------
Sigma Finance
   5.97%-6.32%*, 5/1/2000-7/14/2000                                                       125,500,000    124,983,850
------------------------------------------------------------------------------------------------------------------------
TransAmerica Finance Corp.
   6.20%*, 6/1/2000                                                                        20,000,000     20,000,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                         762,993,142

    The accompanying notes are an integral part of the financial statements.

                                       6

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
Metals and Mining -- 1.3%

Banco de Galicia Y Bueno
   6.23%-6.28%, 7/12/2000-7/18/2000                                                    $   85,000,000 $   83,924,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                          83,924,000
------------------------------------------------------------------------------------------------------------------------
Municipal and State Obligations -- 1.1%

Oakland-Alameda County Coliseum, California
   6.07%, 5/12/2000                                                                        48,750,000     48,750,000
------------------------------------------------------------------------------------------------------------------------
Texas, Veterans Housing Assistance, General Obligation
   6.10%-6.15%*, 5/3/2000                                                                  19,755,000     19,755,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                          68,505,000
------------------------------------------------------------------------------------------------------------------------
Utilities -- 1.3%

Baltimore G & E
   6.23%*, 5/14/2000                                                                       10,000,000     10,000,000
------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Network
   6.09%, 5/31/2000                                                                        41,500,000     41,290,771
------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, Texas
   6.08%, 5/23/2000                                                                        19,435,000     19,435,000
------------------------------------------------------------------------------------------------------------------------
Southern Cal Edison
   6.24%*, 5/25/2000                                                                       15,000,000     15,000,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                          85,725,771
------------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations (Cost $5,450,317,137)                                                       5,450,317,137
------------------------------------------------------------------------------------------------------------------------

Bank Obligations -- 16.7%
------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit and Bank Notes -- U.S. Banks -- 13.1%

Allfirst Bank
   6.08%-6.18%*, 5/31/2000-6/6/2000                                                        24,500,000     24,495,705
------------------------------------------------------------------------------------------------------------------------
American Express Centurian Bank
   6.06%*, 5/24/2000                                                                       50,000,000     50,000,000
------------------------------------------------------------------------------------------------------------------------
Amsouth Bank
   6.16%-6.22%*, 5/1/2000-6/11/2000                                                        75,000,000     74,988,487
------------------------------------------------------------------------------------------------------------------------
Bank of America
   6.17%*, 5/1/2000                                                                        75,000,000     75,000,000
------------------------------------------------------------------------------------------------------------------------
Comerica Bank
   6.08%*, 5/14/2000                                                                       45,000,000     44,987,605

    The accompanying notes are an integral part of the financial statements.

                                       7

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
CS First Boston, Inc.
   6.22%*, 5/1/2000                                                                    $   60,000,000 $   60,000,000
------------------------------------------------------------------------------------------------------------------------
Dresdner US Finance, Inc.
   6.11%*, 5/23/2000                                                                       60,000,000     59,994,633
------------------------------------------------------------------------------------------------------------------------
First National Bank of Maryland
   6.09%*, 5/7/2000                                                                        25,500,000     25,491,012
------------------------------------------------------------------------------------------------------------------------
First Union National Bank
   6.18%*, 5/1/2000                                                                        30,000,000     30,000,000
------------------------------------------------------------------------------------------------------------------------
First USA Bank
   6.15%*, 6/2/2000                                                                        24,500,000     24,508,513
------------------------------------------------------------------------------------------------------------------------
Fleet National Bank
   6.27%*, 5/5/2000                                                                        30,000,000     30,000,459
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.
   6.12%*, 5/3/2000-5/17/2000                                                              97,000,000     97,000,000
------------------------------------------------------------------------------------------------------------------------
Key Bank Corp.
   6.12%*, 5/8/2000                                                                        35,000,000     34,989,041
------------------------------------------------------------------------------------------------------------------------
Mellon Bank
   6.09%*, 5/31/2000                                                                       15,000,000     14,998,512
------------------------------------------------------------------------------------------------------------------------
Merita Bank
   6.07%*, 5/3/2000                                                                        50,000,000     49,983,755
------------------------------------------------------------------------------------------------------------------------
National City Cleveland
   6.06%-6.11%*, 5/14/2000-5/22/2000                                                       50,000,000     49,984,263
------------------------------------------------------------------------------------------------------------------------
PNC Bank, N.A.
   6.08%-6.13%*, 5/13/2000-5/26/2000                                                       25,000,000     24,998,522
------------------------------------------------------------------------------------------------------------------------
U.S. Bank, N.A.
   6.05%-6.24%*, 5/1/2000-5/21/2000                                                        90,000,000     89,988,648
------------------------------------------------------------------------------------------------------------------------
                                                                                                         861,409,155
------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- Foreign Banks -- 3.6%

Barclays Bank PLC
   6.14%*, 5/1/2000                                                                        25,000,000     24,999,547
------------------------------------------------------------------------------------------------------------------------
National Bank of Canada
   6.08%*, 5/22/2000                                                                       10,000,000      9,997,261
------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
   6.06%-6.11%*, 5/6/2000-5/10/2000                                                        90,500,000     90,490,148
------------------------------------------------------------------------------------------------------------------------
Skandinav Enskilda Bank
   6.19%-6.29%*, 5/24/2000-5/29/2000                                                       60,000,000     59,994,089

    The accompanying notes are an integral part of the financial statements.

                                       8

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
Westdeutsche Landesbank
   6.22%, 7/6/2000                                                                     $   50,000,000 $    50,000,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                          235,481,045
------------------------------------------------------------------------------------------------------------------------
Total Bank Obligations (Cost $1,096,890,200)                                                            1,096,890,200
------------------------------------------------------------------------------------------------------------------------
Total Investments -- 100% (Cost $6,547,207,337)                                                        $6,547,207,337
------------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a)  Cost for federal income tax purposes was $6,547,207,337.

* Variable rate securities. The rates shown are the current rates at April 30, 2000. The dates shown represent the demand date or the next interest rate change date.

    The accompanying notes are an integral part of the financial statements.

Financial Statements

---------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------
                                                                                                        Money Market
as of April 30, 2000                                                                                      Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                      $6,547,207,337
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      98,406,383
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                       11,492,267
---------------------------------------------------------------------------------------------------------------------
Due from Adviser                                                                                           3,056,158
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                  14,300
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                           6,660,176,445
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Notes payable                                                                                             60,450,000
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          1,951,406
---------------------------------------------------------------------------------------------------------------------
Interest payable                                                                                              33,374
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                          62,800,208
---------------------------------------------------------------------------------------------------------------------
Accrued distribution services fee                                                                            913,585
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                        7,855,189
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                        134,003,762
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $6,526,172,683
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  182,974,482
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               182,974,482
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   11,358,784
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                11,358,784
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   16,932,129
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                16,932,129
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $6,314,907,288
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             6,314,907,288
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       10


---------------------------------------------------------------------------------------------------------------------
Statement of Operations
---------------------------------------------------------------------------------------------------------------------
                                                                                                       Money Market
Year ended April 30, 2000                                                                               Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $  281,601,165
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                             8,142,641
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                  12,711,819
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                               229,722
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                28,610,580
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                  96,079
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                      72,820
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                         70,000
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                   25,000
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                    1,089,177
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                          1,103,997
---------------------------------------------------------------------------------------------------------------------
Interest expense                                                                                             138,697
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                          8,697
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                 52,299,229
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                       (4,053,432)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                  48,245,797
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    233,355,368
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  $  233,355,368
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                            Money Market Portfolio
                                                                                        -----------------------------
                                                                                            Years Ended April 30,
                                                                                            2000           1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  233,355,368   $   98,580,705
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    233,355,368       98,580,705
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                               (233,355,368)     (98,580,705)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               748,054,449          100,445
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                             4,996,572            1,166
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (570,178,147)              (8)
---------------------------------------------------------------------------------------------------------------------
                                                                                        182,872,874          101,603
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                11,951,644               --
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 5,653               --
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                    (598,513)              --
---------------------------------------------------------------------------------------------------------------------
                                                                                         11,358,784               --
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                37,164,706          269,619
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               300,324            2,707
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (20,804,478)            (750)
---------------------------------------------------------------------------------------------------------------------
                                                                                         16,660,552          271,576
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                            46,591,548,249   21,381,309,146
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                           199,345,248       96,946,180
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                             (43,819,371,616) (20,129,926,507)
---------------------------------------------------------------------------------------------------------------------
                                                                                      2,971,521,881    1,348,328,819
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (closed):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                       362          100,226
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 2,012            1,101
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                   (103,701)               --
---------------------------------------------------------------------------------------------------------------------
                                                                                          (101,327)          101,327
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    3,182,312,764    1,348,803,325
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                     3,182,312,764    1,348,803,325
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                     3,343,859,919    1,995,056,594
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                          $6,526,172,683   $3,343,859,919
---------------------------------------------------------------------------------------------------------------------

(a)  Premier Money Market Shares commenced operations on February 23, 2000.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Institutional Shares
---------------------------------------------------------------------------------------------------------------------

Years ended April 30,                                                                         2000        1999(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .05           .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.05)         (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                                                          5.50          1.29
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                    182,974           102
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                .29           .28
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                 .25           .25
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            5.58          4.75
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------------------------

Years ended April 30,                                                                         2000        1999(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .05           .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.05)         (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                                          5.05          1.18**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                     16,932           272
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                .68           .67*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                 .68           .67*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            5.31          4.38*
---------------------------------------------------------------------------------------------------------------------

(a) For the period January 22, 1999 (commencement of operations) to April 30, 1999.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Premium Reserve Money Market and Institutional shares of the Money Market Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Portfolio in the preparation of their financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets declining to 0.15% of average daily net assets in excess of $3 billion. During the year ended April 30, 2000, the Portfolios incurred management fees as follows:

                                                               Management fees
------------------------------------------------------------------------------
Money Market Portfolio                                         $    8,142,641
------------------------------------------------------------------------------


Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of 0.60% of average daily net assets for the Service shares of the Money Market Portfolio and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the year ended April 30, 2000, the Portfolio incurred distribution services fees as follows:

                                                                 Distribution
                                                                 services fees
-------------------------------------------------------------------------------
Money Market Portfolio (after $3,931,738 of expense waiver)     $   24,678,842
-------------------------------------------------------------------------------


The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Premium Reserve Money Market and Premier Money Market shares of the Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to 0.15% of average daily net assets. For the year ended April 30, 2000, the Portfolio incurred administrative services fees as follows:

                                                               Administrative
                                                                services fees
------------------------------------------------------------------------------
Money Market Portfolio (after $54,767 of expense waiver)       $       41,312
------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, for the year ended April 30, 2000, KSvC received shareholder services fees as follows:

                                                                   Shareholder
                                                                  service fees
--------------------------------------------------------------------------------
Money Market Portfolio                                           $   11,380,698
--------------------------------------------------------------------------------


Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended April 30, 2000, the Portfolio made no payments to their officers and incurred trustees' fees to independent trustees as follows:

                                                                 Trustees' fees
--------------------------------------------------------------------------------
Money Market Portfolio                                           $       25,000
--------------------------------------------------------------------------------


Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolio's operating expenses to the following percentages of average daily net assets: Money Market Portfolio Institutional shares (0.25%), Premier Money Market, Premium Reserve Money Market and Service shares (1.00%). For the year ended April 30, 2000, Scudder Kemper absorbed expenses as follows:

                                                                    Expenses
                                                                   absorbed by
                                                                 Scudder Kemper
--------------------------------------------------------------------------------
Money Market Portfolio                                           $    3,986,505
--------------------------------------------------------------------------------


3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the period, the Money Market Portfolio custody and transfer agent fees were reduced as follows:

                                                     Custodian   Transfer Agent
--------------------------------------------------------------------------------
Money Market Portfolio                            $       34,722 $       32,205
--------------------------------------------------------------------------------


4. Line of Credit

The Fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Borrowings

At April 30, 2000, the weighted average outstanding daily balance of all loans for the Money Market Portfolio (based on the number of days the loans were outstanding) was approximately $13,940,678, with an average interest rate of 6.56%. Interest expense for the year ended April 30, 2000 is $138,697. The maximum borrowings outstanding during the year ended April 30, 2000 is $60,450,000.

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Cash Account Trust -- Money Market Portfolio, as of April 30, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for the fiscal periods indicated herein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Account Trust -- Money Market Portfolio at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the fiscal periods indicated herein, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                     /s/Ernst & Young LLP
June 2, 2000

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Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
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This report is not to be distributed unless preceded or accompanied by a prospectus.